Non-revolving Senior Secured Term Loan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Opening balance	$ 2,361.2
Loans repaid	(2,971.3)		(975.9)		(597.9)
Closing balance	2,060.1		2,361.2
Collateralized | $200 million non-revolving senior secured term loan
Debt Instrument [Line Items]
Opening balance	110.0	[1]	150.0
Loans repaid	(40.0)		(40.0)
Closing balance	$ 70.0	[1]	$ 110.0	[1]

[1]	$200 million non-revolving senior secured term loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200.0 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the La Cima outstanding subordinated loans with its affiliates and to finance its working capital requirements. The loan bears interest at LIBOR plus a margin of 2.00% per annum. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2013, $40 million was repaid (fiscal year ended December 31, 2012: $40 million). The final maturity of this facility is five years from the disbursement date. The outstanding borrowings under this facility at December 31, 2013 were $70.0 million (December 31, 2012: $110.0 million). Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2013 December 31, 2012 Opening balance 110.0 150.0 Loans repaid (40.0) (40.0) Closing balance 70.0 110.0